Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of allocation of transaction price to the performance obligations

As of the agreement date in September 2022, we allocated the transaction price to the performance obligations described above as follows:

		Cumulative
	Transaction	Revenue	Contract
(in thousands)	Price	Recognized	Asset
License	$50,000	$15,165	$—
Manufacturing technology transfer activities	2,167	2,073	—
Initial supply	3,583	—	3,309
Research activities	750	663	—
Buy-up fee	(35,000)	—
	$21,500	$17,901	$3,309

Schedule of changes in deferred revenue

(in thousands)
Balance at January 1, 2021	$(6,176)
Recognized during the period	4,354
Foreign currency translation difference	295
Balance at December 31, 2021	(1,527)
Deferral of revenue	(35,000)
Recognized during the period	1,490
Foreign currency translation difference	37
Balance at December 31, 2022	$(35,000)